CONSOLIDATED STATEMENTS OF OPERATING RESULTS - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Profit or loss [abstract]
Revenues	$ 9,649,000,000	$ 9,606,000,000	$ 9,903,000,000
Direct operating costs	(8,801,000,000)	(8,853,000,000)	(9,058,000,000)
General and administrative expenses	(282,000,000)	(313,000,000)	(336,000,000)
Interest income (expense), net	(401,000,000)	(405,000,000)	(396,000,000)
Equity accounted income (loss), net	5,000,000	3,000,000	22,000,000
Impairment expense, net	0	0	(131,000,000)
Gain (loss) on acquisitions/dispositions, net	0	55,000,000	13,000,000
Other income (expense), net	(89,000,000)	(234,000,000)	(142,000,000)
Income (loss) before income tax	81,000,000	(141,000,000)	(125,000,000)
Income tax (expense) recovery
Current	(33,000,000)	(27,000,000)	(77,000,000)
Deferred	45,000,000	41,000,000	68,000,000
Net income (loss)	93,000,000	(127,000,000)	(134,000,000)
Attributable to:
Brookfield Business Partners	36,000,000	(164,000,000)	(128,000,000)
Non-controlling interests	$ 57,000,000	$ 37,000,000	$ (6,000,000)